Business combinations (Details) - USD ($)					3 Months Ended
	Jan. 22, 2020	Sep. 24, 2019	May 23, 2019	Jan. 25, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill					$ 893,033,000			$ 883,170,000	$ 756,260,000
Cash outflows					47,333,000	$ 42,349,000
Medpass
Business Acquisition [Line Items]
Percentage of share capital acquired	100.00%
Cash & cash equivalents	$ 10,170,000
Property, plant and equipment	45,000
Operating right of use assets	1,362,000
Goodwill	25,411,000
Intangible asset	16,570,000
Accounts receivable	2,825,000
Prepayments and other current assets	158,000
Accounts payable	(368,000)
Unearned revenue	(206,000)
Other liabilities	(2,973,000)
Current lease liabilities	(293,000)
Non-current lease liabilities	(1,069,000)
Non-current deferred tax liability	(4,640,000)
Net assets acquired	46,992,000
Cash outflows	46,992,000
Contingent consideration	0				0
Total consideration	46,992,000
Goodwill expected to be tax deductible	0
Contingent consideration, maximum amount	$ 6,700,000
Symphony
Business Acquisition [Line Items]
Percentage of share capital acquired		100.00%
Cash & cash equivalents		$ 3,292,000
Property, plant and equipment		564,000
Operating right of use assets		820,000
Goodwill		22,865,000
Accounts receivable		3,579,000
Unbilled revenue		186,000
Prepayments and other current assets		181,000
Other receivables		6,000
Accounts payable		(799,000)
Unearned revenue		(1,446,000)
Other liabilities		(933,000)
Current lease liabilities		(289,000)
Non-current lease liabilities		(531,000)
Net assets acquired		37,817,000
Cash outflows		34,976,000
Working capital adjustment		341,000
Contingent consideration		2,500,000			$ 1,000,000.0
Total consideration		37,817,000
MeDiNova
Business Acquisition [Line Items]
Percentage of interest acquired							100.00%
Cash & cash equivalents			$ 7,719,000
Property, plant and equipment			670,000
Operating right of use assets			1,558,000
Goodwill			81,567,000
Accounts receivable			3,488,000
Unbilled revenue			4,272,000
Prepayments and other current assets			406,000
Other receivables			819,000
Accounts payable			(5,484,000)
Unearned revenue			(5,796,000)
Other liabilities			(6,605,000)
Current lease liabilities			(430,000)
Non-current lease liabilities			(1,128,000)
Non-current deferred tax liability			(1,380,000)
Net assets acquired			86,276,000
Cash outflows			54,123,000
Working capital adjustment			(439,000)
Redeemable noncontrolling interest			32,592,000
Total consideration			86,276,000
Goodwill expected to be tax deductible			0
MMD
Business Acquisition [Line Items]
Percentage of share capital acquired				100.00%
Cash & cash equivalents				$ 686,000
Property, plant and equipment				1,697,000
Operating right of use assets				2,866,000
Goodwill				22,430,000
Accounts receivable				3,100,000
Unbilled revenue				2,421,000
Prepayments and other current assets				908,000
Other receivables				43,000
Deferred tax asset				1,568,000
Accounts payable				(1,280,000)
Unearned revenue				(540,000)
Other liabilities				(1,232,000)
Current lease liabilities				(699,000)
Non-current lease liabilities				(2,167,000)
Net assets acquired				42,173,000
Cash outflows				42,349,000
Working capital adjustment				(176,000)
Non-current other liabilities				(1,123,000)
Total consideration				42,173,000
Goodwill expected to be tax deductible				0
Customer relationships | Symphony
Business Acquisition [Line Items]
Intangible asset		8,159,000
Customer relationships | MeDiNova
Business Acquisition [Line Items]
Intangible asset			3,887,000
Customer relationships | MMD
Business Acquisition [Line Items]
Intangible asset				10,708,000
Order backlog | Symphony
Business Acquisition [Line Items]
Intangible asset		$ 2,163,000
Order backlog | MeDiNova
Business Acquisition [Line Items]
Intangible asset			171,000
Order backlog | MMD
Business Acquisition [Line Items]
Intangible asset				$ 2,787,000
Patient database | MeDiNova
Business Acquisition [Line Items]
Intangible asset			$ 2,542,000